Commitments	12 Months Ended
Dec. 31, 2022
Commitments
Commitments

14. Commitments

The table below is the non-lease operating cost components associated with the costs of the building lease.

For the fiscal period ending December 31,	Office Premises
2023	$225,255
2024	225,255
2025	168,941
619,451